Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 152,022,381	$ 126,061,693	$ 89,415,798
Less: Cost of revenues	(111,033,345)	(85,890,757)	(58,296,097)
Gross profit	40,989,036	40,170,936	31,119,701
Operating income (expenses):
Selling and marketing expenses	(4,103,066)	(3,753,236)	(3,059,877)
Research and development expenses	(7,971,145)	(13,337,913)	(10,436,975)
General and administrative expenses	(23,045,664)	(16,784,688)	(16,343,936)
Subsidies and other operating income	1,536,394	2,080,087	1,927,230
Total operating expenses	(33,583,481)	(31,795,750)	(27,913,558)
Income from operations	7,405,555	8,375,186	3,206,143
Other income	854,250	296,319	608,638
Other expenses	(575,605)	(351,045)	(107,322)
Income before income tax and share of income in equity investees	7,684,200	8,320,460	3,707,459
Provision for income taxes	3,045,992	1,257,124	835,444
Income before share of income in equity investees	4,638,208	7,063,336	2,872,015
Share of (loss) income in equity investees, net of tax	(50,297)	(44,121)	207,363
Net income	4,587,911	7,019,215	3,079,378
Less: Net income attributable to noncontrolling interest	132,483	202,643	141,139
Net income attributable to CLPS	4,455,428	6,816,572	2,938,239
Other comprehensive (loss) income
Foreign currency translation (loss) income	(1,828,542)	2,695,223	(571,943)
Less: foreign currency translation (loss) income attributable to noncontrolling interests	(48,211)	102,475	(22,928)
Other comprehensive (loss) income attributable to CLPS Incorporation’s shareholders	(1,780,331)	2,592,748	(549,015)
Comprehensive income attributable to CLPS’s Incorporation shareholders	2,675,097	9,409,320	2,389,224
Comprehensive income attributable to noncontrolling interests	84,272	305,118	118,211
Comprehensive income	$ 2,759,369	$ 9,714,438	$ 2,507,435
Basic earnings per common share (in Dollars per share)	$ 0.21	$ 0.39	$ 0.2
Weighted average number of share outstanding – basic (in Shares)	20,924,683	17,279,443	14,689,224
Diluted earnings per common share (in Dollars per share)	$ 0.21	$ 0.39	$ 0.2
Weighted average number of share outstanding – diluted (in Shares)	21,057,063	17,569,440	14,692,299